MARKETABLE SECURITIES	12 Months Ended
Dec. 31, 2022
Disclosure Of Marketable Securities [Abstract]
MARKETABLE SECURITIES	NOTE 7: - MARKETABLE SECURITIES Financial assets measured at fair value through profit and loss (see Note 14):
	December 31,
	2022	2021

Corporate bonds and government treasury notes	$6,375	$18,541